EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE [abstract]
Schedule of Earnings per Share

	Years ended December 31,
	2023	2022
Basic:
Net loss attributable to Fortuna shareholders	$(50,836)	$(128,132)
Weighted average number of shares (000's)	295,067	291,281
Loss per share - basic	$(0.17)	$(0.44)

	Years ended December 31,
	2023	2022
Diluted:
Net loss attributable to Fortuna shareholders	$(50,836)	$(128,132)
Diluted net loss for the period	$(50,836)	$(128,132)

Weighted average number of shares (000's)	295,067	291,281
Weighted average diluted number of shares (000's)	295,067	291,281
Loss per share - diluted	$(0.17)	$(0.44)